Equity instruments	12 Months Ended
Dec. 31, 2020
Equity instruments
Equity instruments

9.   Equity instruments

a)   Breakdown

The breakdown by classification and type of Equity instruments is as follows:

	12/31/2019	12/31/2020

Classification:
Financial assets at fair value through profit or loss	5,767	1,911
Financial assets at fair value through other comprehensive income	642	768
	6,409	2,679
Type:
Shares of Mexican companies	6,409	2,679
Shares of foreign companies	—	—
	6,409	2,679

As of December 31, 2019 and 2020, 14 million pesos and 137 million pesos, respectively, of equity instruments have been received as guarantees and/or collateral in connection with the securities loan transactions within Equity instruments – Financial assets at fair value through profit or loss (see Note 31).

As of December 31, 2019, there were no equity instruments pledged in connection with securities loan transactions. As of December 31, 2020, 7 million pesos, of equity instruments, have been pledged in connection with securities loan transactions and are classified as restricted assets within Equity instruments – Financial assets at fair value through profit or loss.

Note 45.a contains a breakdown of the remaining maturity periods of these assets.

b)   Changes

The changes in Equity instruments – Financial assets at fair value through other comprehensive income, were as follows:

	2018	2019	2020

Beginning balance as of January 1	795	535	642
Recognition of own equity instruments held for future equity-settled share-based payments (Note 3)	(247)	—	—
Transfer to non-current assets held for sale	—	—	—
Net additions/(disposals)	—	—	—
Valuation adjustments	(13)	107	126
Amounts reclassified to the consolidated income statement	—	—	—
Balance at year-end	535	642	768

Note 28.a includes a breakdown of the valuation adjustments recognized in other comprehensive income under Valuation adjustments – Financial assets at fair value through other comprehensive income.